Lease - Schedule of Operating Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Operating Lease [Abstract]
Right-of-use assets	¥ 1,413	¥ 183	$ 194
Lease liabilities	1,462	140
Operating lease cost	1,153	1,170
Short-term lease cost	1,314	4,691
Total	¥ 2,467	¥ 5,861